Average Annual Total Returns{- Fidelity® Short-Term Treasury Bond Index Fund} - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-07 - Fidelity® Short-Term Treasury Bond Index Fund	Fidelity Short-Term Treasury Bond Index Fund Return Before Taxes Past 1 year	Fidelity Short-Term Treasury Bond Index Fund Return Before Taxes Past 5 years	Fidelity Short-Term Treasury Bond Index Fund Return Before Taxes Since Inception	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions Past 5 years	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions Since Inception	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Short-Term Treasury Bond Index Fund After Taxes on Distributions and Sales Since Inception	LB154 Past 1 year	LB154 Past 5 years	LB154 Since Inception
Total	(1.25%)	1.87%	1.27%	(1.68%)	1.25%	0.74%	(0.66%)	1.18%	0.76%	(1.19%)	1.90%	1.33%